Investment Objectives and Goals - RS Shares Prospectus	Jan. 26, 2026
GuidePath(R) Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® GROWTH ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Growth Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

GuidePath(R) Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® CONSERVATIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Conservative Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

GuidePath(R) Tactical Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® TACTICAL ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Tactical Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

GuidePath(R) Absolute Return Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Absolute Return Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.
GuidePath(R) Multi-Asset Income Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Multi-Asset Income Allocation Fund (the “Fund”) seeks to maximize current income while moderating risk and volatility in the portfolio.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.
GuidePath(R) Flexible Income Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Flexible Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.
GuidePath(R) Managed Futures Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® MANAGED FUTURES STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Managed Futures Strategy Fund (the “Fund”) seeks to generate a positive absolute return over time.